Segments	12 Months Ended
Dec. 31, 2024
Segments
Segments

Note 16 – Segments

In the operation of the business, the Chief Executive Officer, who is the Company’s chief operating decision maker, reviews the business as one operating and reportable segment. Operating segments are defined as components of an enterprise for which separate financial information is regularly reviewed by the CODM, in deciding how to allocate resources and assess performance. The CODM evaluates the Company’s financial information and resources and assesses the performance of these resources on a consolidated basis. There are no expenses or assets information, that are supplemental to those disclosed in these consolidated financial statements, that are regularly provided to the CODM. The allocation of resources and assessment of performance of the operating segment is based on consolidated net income as shown in our consolidated statement of operations. The CODM considers net income in the annual forecasting process and reviews actual results when making decisions about allocating resources. Since the Company operates as one operating segment, financial segment information, including profit or loss and asset information, can be found in the consolidated financial statements.